UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      105,754
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
AMARIN CORPORATION PLC -ADR        SPON ADR       023111206    9,525   841,400.00 SH       SOLE                  841,400      0    0
EQUITY ADR 0.0
CAPLEASE INC REIT  0.0             COM            140288101    2,035   504,905.00 SH       SOLE                  504,905      0    0
COWEN GROUP INC-CLASS A            CL A SHS       223622101    4,704 1,735,798.00 SH       SOLE                1,735,798      0    0
ENERGYSOLUTIONS INC                COM            292756202      395    80,694.00 SH       SOLE                   80,694      0    0
IMATION CORP                       COM            45245A107    7,515 1,214,101.00 SH       SOLE                1,214,101      0    0
INVACARE CORP                      COM            461203101    5,810   350,640.00 SH       SOLE                  350,640      0    0
MEDCATH CORPORATION                COM            58404W109   11,082 1,409,881.00 SH       SOLE                1,409,881      0    0
MEMC ELECTRONIC MATERIALS          COM            552715104   13,178 3,650,285.00 SH       SOLE                3,650,285      0    0
NORDION INC                        COM            65563C105   21,054 2,166,065.00 SH       SOLE                2,166,065      0    0
NRG ENERGY INC                     COM            629377508    5,658   361,100.00 SH       SOLE                  361,100      0    0
OPENWAVE SYSTEMS INC               COM            683718308      260   114,582.00 SH       SOLE                  114,582      0    0
SEMGROUP CORP-CLASS A              CL A SHS       81663A105   20,742   711,793.00 SH       SOLE                  711,793      0    0
TALBOTS INC                        COM            874161102    3,789 1,250,531.00 SH       SOLE                1,250,531      0    0
TBS INTERNATIONAL PLC-A            CL A SHS       G8657Q104        7   309,294.00 SH       SOLE                  309,294      0    0


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